Cover	Sep. 07, 2026
Cover [Abstract]
Entity Registrant Name	VITASPRING BIOMEDICAL CO., LTD.
Entity Central Index Key	0001697884
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 07, 2026
Entity File Number	333-216465
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	37-1836726
Entity Address Address Line 1	5225 Canyon Crest Drive
Entity Address Address Line 2	Suite 71-802
Entity Address City Or Town	Riverside
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92507
City Area Code	949
Local Phone Number	202-9235
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false